PGIM US Large-Cap Buffer 12 ETF - November
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 102.2%
Affiliated Mutual Fund 1.6%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $38,517)(wb)	38,517	$38,517
Options Purchased*~ 100.6%
(cost $2,280,804)		2,315,925

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 102.2% (cost $2,319,321)		2,354,442
Options Written*~ (2.2)%
(premiums received $49,093)		(51,347)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $2,270,228)		2,303,095
Liabilities in excess of other assets(z) (0.0)%		(794)

Net Assets 100.0%		$2,302,301

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/31/24	$5.31		42		4	$2,284,257
SPDR S&P 500 ETF Trust	Put	10/31/24	$531.36		42		4	31,668
Total Options Purchased (cost $2,280,804)								$2,315,925

PGIM US Large-Cap Buffer 12 ETF - November
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	10/31/24	$565.53		42		4	$(43,843)
SPDR S&P 500 ETF Trust	Put	10/31/24	$467.60		42		4	(7,504)
Total Options Written (premiums received $49,093)							$(51,347)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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